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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: 03-31-01

                 Check here if Amendment |_|: Amendment Number:

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Schafer Capital Management, Inc.

Address: 103 Spinnaker Lane, Jupiter, FL  33477

Form 13F File Number: 28-1893

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: David K. Schafer
Title: President
Phone: (561) 741-0600

Signature, Place, and Date of Signing:

/s/ David K. Schafer
-----------------------

Jupiter, FL
05-15-01

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:  358,807


List of Other Included Managers:

No.   13F File Number      Name

01    28-7554              Strong Schafer Capital Management, LLC

                    SCHAFER CULLEN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 March 31, 2001

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp                    COM              020039103     9180   175000 SH       Sole                   175000
Bank of America                COM              060505104    11377   207800 SH       Sole                   207800
Borg Warner Inc.               COM              099724106    12542   313000 SH       Sole                   313000
Bristol Meyers                 COM              110122108     9920   167000 SH       Sole                   167000
Cameco Corp                    COM              13321L108    15266   778100 SH       Sole                   778100
Canadian National              COM              136375102    11715   311000 SH       Sole                   311000
Chubb Corp                     COM              171232101    10359   143000 SH       Sole                   143000
Dana Corp                      COM              235811106     9483   552000 SH       Sole                   552000
ECI Telecom Ltd.               COM              268258100     2737   359000 SH       Sole                   359000
Family Dollar Stores           COM              307000109    16242   632000 SH       Sole                   632000
Fed Nat Mortgage               COM              313586109    11303   142000 SH       Sole                   142000
FedEx Corp.                    COM              31428X106    11295   271000 SH       Sole                   271000
Franklin Resources             COM              354613101    10638   272000 SH       Sole                   272000
General Motors                 COM              370442105     9022   174000 SH       Sole                   174000
Harrah's                       COM              413619107    12125   412000 SH       Sole                   412000
ICN Pharmaceutical             COM              448924100     9702   381500 SH       Sole                   381500
JP Morgan Chase                COM              46625H100    11360   253000 SH       Sole                   253000
Lafarge Corp.                  COM              505862102    15170   500000 SH       Sole                   500000
May Dept. Stores               COM              577778103    12879   363000 SH       Sole                   363000
Maytag Corporation             COM              578592107    10900   338000 SH       Sole                   338000
Mellon Financial               COM              58551A108    10333   255000 SH       Sole                   255000
Montana Power                  COM              612085100     5189   368000 SH       Sole                   368000
Office Depot                   COM              676220106    13230  1512000 SH       Sole                  1512000
Omnicare, Inc.                 COM              681904108    14691   684900 SH       Sole                   684900
Partner Re Ltd                 COM              G6852T105    10593   215000 SH       Sole                   215000
Petroleo Brasileiro            COM              71654V408     9568   402000 SH       Sole                   402000
Power Integrations             COM              739276103     9334   541100 SH       Sole                   541100
Royal Group                    COM              779915107    11370   774000 SH       Sole                   774000
Schering Plough                COM              806605101    10510   287700 SH       Sole                   287700
Station Casinos                COM              857689103     9046   655000 SH       Sole                   655000
Superior Industries Intl       COM              868168105    11062   320000 SH       Sole                   320000
UCAR Int'l Inc.                COM              90262K109    11438   986000 SH       Sole                   986000
Veeco Instruments              COM              922417100     9227   222000 SH       Sole                   222000
REPORT SUMMARY                 33 DATA RECORDS              358807           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file 13ftable.txt, which meets all SEC filing requirements. For details on the location of this text file; see your 705 Report of documentation.